Related Parties (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)
Related Party Transaction [Line Items]
Receivable from related party	$ 779	$ 779	$ 0
Liability	1,000	$ 1,000
Fair value of common stock issued	$ 1,470
Risk free rate of return	3.66	3.66
Stock price | $ / shares	$ 6.3	$ 6.3
Warrants term	5 years	5 years
Volatility [Member]
Related Party Transaction [Line Items]
Risk free rate of return	123	123
Annual Dividend Rate [Member]
Related Party Transaction [Line Items]
Risk free rate of return	0	0
Advisor Rights Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction		150.00%
Percentage of common share issue	5.00%	5.00%
Percentage of number of share warrant for common share issue	15.00%	15.00%
Class of warrant or right, number of securities called by each warrant or right | shares	9,131,600	9,131,600
Advisor Rights Agreement [Member] | First Advisor Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 9.375	$ 9.375
Advisor Rights Agreement [Member] | Second Advisor Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares	12.5	12.5
Advisor Rights Agreement [Member] | Third Advisor Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 18.75	$ 18.75
Rorschach Advisors LLC [Member] | Advisor Rights Agreement [Member]
Related Party Transaction [Line Items]
Business combination, voting equity interest acquired, percentage	10.00%	10.00%
Advisor [Member] | Advisor Rights and Strategic Advisor Agreement [Member]
Related Party Transaction [Line Items]
Fair value of common stock issued		$ 48,900
Cumulative fair value of warrants	$ 134,700	134,700
Value of equity distribution		183,600
Advisor [Member] | Advisor Rights and Strategic Advisor Agreement [Member] | Additional Paid in Capital and Acquisition of Sonnet [Member]
Related Party Transaction [Line Items]
Value of equity distribution		178,300
Advisor [Member] | Advisor Rights and Strategic Advisor Agreement [Member] | Additional Paid in Capital and Acquisition of Sonnet [Member] | Cost of Asset Acquisition [Member]
Related Party Transaction [Line Items]
Value of equity distribution		$ 5,300